SCHEDULE OF FUTURE AMORTIZATION EXPENSE FOR DISTRIBUTION CHANNELS (Details) - USD ($)	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Finite-Lived Intangible Assets [Line Items]
Total	$ 2,444,493	$ 3,028,490
Distribution Channels [Member]
Finite-Lived Intangible Assets [Line Items]
2022	835,321	824,832
2023	835,321	824,832
2024	556,883	824,832
2024		549,889
Thereafter
Total	2,436,355	$ 3,024,385
2021 (remaining)	208,830
Thereafter